Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 50.7%

	Accelerated Assets, Series 2018-1, Class B
$749,079	4.510%, 12/02/33 (A)	$776,542

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,469,300

	AGL CLO, Series 2019-1A, Class D
850,000	4.074%, VAR ICE LIBOR USD 3 Month+3.850%, 10/20/32 (A)	850,162

	AGL CLO, Series 2020-3A, Class D
2,100,000	3.541%, VAR ICE LIBOR USD 3 Month+3.300%, 01/15/33 (A)	2,097,112

	AIG CLO, Series 2019-1A, Class E
270,000	6.861%, VAR ICE LIBOR USD 3 Month+6.620%, 04/15/32 (A)	268,594
1,000,000	6.674%, VAR ICE LIBOR USD 3 Month+6.450%, 01/20/32 (A)	994,716

	Allegro CLO VI, Series 2018-2A, Class D
250,000	2.973%, VAR ICE LIBOR USD 3 Month+2.750%, 01/17/31 (A)	244,452

	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,113,599

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,351,586

	Arbys Funding, Series 2020-1A, Class A2
413,963	3.237%, 07/30/50 (A)	422,863

	ARES XLIV CLO, Series 2017-44A, Class E
550,000	8.291%, VAR ICE LIBOR USD 3 Month+8.050%, 10/15/29 (A)	522,904

	Atrium XV, Series 15A, Class D
845,000	3.218%, VAR ICE LIBOR USD 3 Month+3.000%, 01/23/31 (A)	845,106

	Avid Automobile Receivables Trust, Series 2019-1, Class D
1,340,000	4.030%, 07/15/26 (A)	1,364,769

	Avis Budget Rental Car Funding AESOP, Series 2018-2A, Class C
950,000	4.950%, 03/20/25 (A)	1,026,926

	Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class C
1,245,000	4.240%, 09/22/25 (A)	1,344,497

	Avis Budget Rental Car Funding AESOP, Series 2020-1A, Class B
725,000	2.680%, 08/20/26 (A)	760,971

	Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class C
465,000	4.250%, 02/20/27 (A)	512,434

	Ballyrock CLO, Series 2018-1A, Class C
250,000	3.374%, VAR ICE LIBOR USD 3 Month+3.150%, 04/20/31 (A)	250,068

	Barings CLO, Series 2018-2A, Class C
620,000	2.941%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/30 (A)	620,124

	Battalion CLO XIV, Series 2019-14A, Class E
755,000	6.904%, VAR ICE LIBOR USD 3 Month+6.680%, 04/20/32 (A)	751,004

|  1

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 50.7% (continued)

	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
$1,400,000	4.150%, 06/28/57 (A) (B)	$1,495,370

	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
593,125	5.682%, 12/16/41 (A)	563,650

	Business Jet Securities, Series 2019-1, Class A
2,610,890	4.212%, 07/15/34 (A)	2,673,690

	CAL Funding IV, Series 2020-1A, Class B
752,375	3.500%, 09/25/45 (A)	761,140

	CarVal CLO III, Series 2019-2A, Class D
1,550,000	3.924%, VAR ICE LIBOR USD 3 Month+3.700%, 07/20/32 (A)	1,550,178

	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A
420,000	3.474%, 01/15/46 (A)	423,256

	CCG Receivables Trust, Series 2019-1, Class C
875,000	3.570%, 09/14/26 (A)	908,700

	CLI Funding VI, Series 2020-3A, Class B
1,010,625	3.300%, 10/18/45 (A)	1,027,014

	Coinstar Funding, Series 2017-1A, Class A2
688	5.216%, 04/25/47 (A)	691

	Corevest American Finance Trust, Series 2020-2, Class D
1,211,000	4.845%, 05/15/52 (A) (B)	1,312,741

	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,759,714

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	596,825

	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
151,059	5.603%, 05/25/35	151,693

	Diamond Resorts Owner Trust, Series 2017-1A, Class C
1,338,550	6.070%, 10/22/29 (A)	1,369,318

	Diamond Resorts Owner Trust, Series 2018-1, Class C
972,370	4.530%, 01/21/31 (A)	1,004,721

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	6.091%, VAR ICE LIBOR USD 3 Month+5.850%, 10/15/30 (A)	565,846

	Elmwood CLO VIII, Series 2021-1A, Class D
715,000	0.000%, VAR ICE LIBOR USD 3 Month+3.000%, 01/20/34 (A) (C) (D)	715,000

	Falcon Aerospace, Series 2017-1, Class A
998,616	4.581%, 02/15/42 (A)	1,001,325

	FAN Engine Securitization, Series 2013-1A, Class 1A
2,674,851	4.625%, 10/15/43 (A) (C) (D)	1,471,168

2  |

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 50.7% (continued)

	First Investors Auto Owner Trust, Series 2019-2A, Class E
$2,620,000	3.880%, 01/15/26 (A)	$2,715,213

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (A)	684,409

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 09/17/25 (A)	2,416,596

	Galaxy XXIX CLO, Series 2018-29A, Class D
265,000	2.621%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	264,974

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	6.063%, VAR ICE LIBOR USD 3 Month+5.850%, 11/22/31 (A)	391,278

	GCA Holdings, Series 2014-1, Class C
2,128,331	6.000%, 01/05/30 (A) (C) (D)	752,727

	GCA Holdings, Series 2014-1, Class D
960,878	7.500%, 01/05/30 (A) (C) (D)	138,155

	GCA Holdings, Series 2014-1, Class E
3,160,000	0.656%, 01/05/30 (A) (C) (D)	—

	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A)	1,002,032

	Gilbert Park CLO, Series 2017-1A, Class D
315,000	3.191%, VAR ICE LIBOR USD 3 Month+2.950%, 10/15/30 (A)	314,982

	Global Container Assets, Series 2015-1A, Class B
450,712	4.500%, 02/05/30 (A) (C) (D)	392,790

	Harbor Park CLO, Series 2018-1A, Class D
400,000	3.124%, VAR ICE LIBOR USD 3 Month+2.900%, 01/20/31 (A)	398,504

	Harbour Aircraft Investments, Series 2017-1, Class C
1,114,349	8.000%, 11/15/37 (C) (D)	609,772

	Hayfin US XII, Series 2019-2A, Class E
280,000	7.124%, VAR ICE LIBOR USD 3 Month+6.900%, 07/20/32 (A)	278,538

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
265,779	4.000%, 02/25/32 (A)	278,791

	Hilton Grand Vacations Trust, Series 2020-AA, Class C
256,533	6.420%, 02/25/39 (A)	288,615

	Horizon Aircraft Finance I, Series 2018-1, Class A
3,720,312	4.458%, 12/15/38 (A)	3,785,466

	Invitation Homes Trust, Series 2018-SFR3, Class E
1,865,497	2.129%, VAR ICE LIBOR USD 1 Month+2.000%, 07/17/37 (A)	1,870,337

	ITE Rail Fund Levered, Series 2021-1A, Class A
255,000	2.250%, 02/28/51 (A)	260,122

	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,316,825	4.250%, 12/15/38 (A)	2,270,729

|  3

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 50.7% (continued)

	KKR CLO, Series 2018-23, Class F
$840,000	8.074%, VAR ICE LIBOR USD 3 Month+7.850%, 10/20/31 (A)	$756,511

	Lehman XS Trust, Series 2006-2N, Class 1A1
685,662	0.650%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/46	625,204

	Madison Park Funding XXI, Series 2019-21A, Class DR
1,000,000	7.801%, VAR ICE LIBOR USD 3 Month+7.560%, 10/15/32 (A)	994,368

	MAPS, Series 2018-1A, Class B
1,340,450	5.193%, 05/15/43 (A)	1,244,073

	MVW, Series 2020-1A, Class D
441,907	7.140%, 10/20/37 (A)	475,623

	Oaktree CLO, Series 2019-4A, Class E
265,000	7.454%, VAR ICE LIBOR USD 3 Month+7.230%, 10/20/32 (A)	262,834

	OCP CLO, Series 2018-15A, Class D
645,000	6.074%, VAR ICE LIBOR USD 3 Month+5.850%, 07/20/31 (A)	637,550

	OCP CLO, Series 2019-17A, Class E
1,000,000	6.884%, VAR ICE LIBOR USD 3 Month+6.660%, 07/20/32 (A)	994,945

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	5.974%, VAR ICE LIBOR USD 3 Month+5.750%, 10/20/30 (A)	276,366

	OHA Credit Funding, Series 2019-4A, Class E
270,000	6.322%, VAR ICE LIBOR USD 3 Month+6.100%, 10/22/32 (A)	268,697

	OHA Credit Funding, Series 2019-3A, Class E1
560,000	5.224%, VAR ICE LIBOR USD 3 Month+5.000%, 07/20/32 (A)	542,726

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	0.000%, VAR ICE LIBOR USD 3 Month+2.850%, 01/18/34 (A) (C) (D)	1,880,000

	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,002,133

	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,804,966

	OneMain Financial Issuance Trust, Series 2020-1A, Class C
2,565,000	5.810%, 05/14/32 (A)	2,812,729

	Orange Lake Timeshare Trust, Series 2019-A, Class D
1,760,378	4.930%, 04/09/38 (A)	1,788,341

	OZLM XXIII, Series 2019-23A, Class E
700,000	7.041%, VAR ICE LIBOR USD 3 Month+6.800%, 04/15/32 (A)	695,826

	Palmer Square CLO, Series 2019-1A, Class C
1,000,000	3.971%, VAR ICE LIBOR USD 3 Month+3.750%, 11/14/32 (A)	1,001,078

	Palmer Square CLO, Series 2019-1A, Class CR2
275,000	3.363%, VAR ICE LIBOR USD 3 Month+3.150%, 05/21/29 (A)	269,032

4  |

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 50.7% (continued)

	Pikes Peak CLO, Series 2018-1A, Class D
$510,000	3.368%, VAR ICE LIBOR USD 3 Month+3.150%, 07/24/31 (A)	$510,137

	Pikes Peak CLO, Series 2019-3A, Class E
650,000	7.078%, VAR ICE LIBOR USD 3 Month+6.860%, 04/25/30 (A)	646,684

	Pioneer Aircraft Finance, Series 2019-1, Class B
1,244,554	4.948%, 06/15/44 (A)	1,192,213

	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
4,667,563	4.666%, 09/05/48 (A)	4,713,538

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (A)	1,462,788

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,400,000	3.670%, 02/15/28 (A)	2,472,786

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (A)	644,586

	PRPM, Series 2020-2, Class A2
685,000	5.000%, 08/25/25 (A)	675,047

	PRPM, Series 2020-3, Class A2
640,000	5.071%, 09/25/25 (A)	644,808

	PRPM, Series 2020-4, Class A2
1,290,000	3.436%, 10/25/25 (A)	1,297,898

	PRPM, Series 2020-5, Class A2
1,695,000	5.437%, 11/25/25 (A)	1,705,444

	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,518,865

	SCF Equipment Leasing, Series 2019-1A, Class E
2,679,801	5.490%, 04/20/30 (A)	2,626,675

	Sierra Timeshare, Series 2020-2A, Class D
810,196	6.590%, 07/20/37 (A)	858,527

	S-Jets, Series 2017-1, Class A
1,173,353	3.967%, 08/15/42 (A)	1,176,199

	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	707,974

	Sprite, Series 2017-1, Class A
430,936	4.250%, 12/15/37 (A)	434,221

	Textainer Marine Containers VII, Series 2020-1A, Class B
1,434,749	4.940%, 08/21/45 (A)	1,499,560

	THL Credit Wind River, Series 2018-3A, Class D
280,000	3.174%, VAR ICE LIBOR USD 3 Month+2.950%, 01/20/31 (A)	278,593

	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	674,197

|  5

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 50.7% (continued)

	TIF Funding II, Series 2021-1A, Class B
$420,000	2.540%, 02/20/46 (A)	$422,025

	TRESTLES CLO II, Series 2018-2A, Class D
415,000	5.968%, VAR ICE LIBOR USD 3 Month+5.750%, 07/25/31 (A)	403,812

	Tricon American Homes, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (A)	171,102

	Tricon American Homes Trust, Series 2017-SFR1, Class F
2,755,000	5.151%, 09/17/34 (A)	2,812,255

	WAVE Trust, Series 2017-1A, Class B
2,397,334	5.682%, 11/15/42 (A)	1,938,936

	Welk Resorts, Series 2019-AA, Class D
562,897	4.030%, 06/15/38 (A)	581,203

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,312,891	4.750%, 09/15/43 (A)	2,213,343

	Willis Engine Structured Trust V, Series 2020-A, Class A
1,174,152	3.228%, 03/15/45 (A)	1,123,454

	Total Asset-Backed Securities (Cost $125,725,116)	122,793,671

Commercial Mortgage-Backed Obligations — 21.5%

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
875,000	3.627%, VAR ICE LIBOR USD 1 Month+3.500%, 11/15/31 (A)	616,620

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	4.627%, VAR ICE LIBOR USD 1 Month+4.500%, 11/15/31 (A)	1,403,909

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.750%, 10/15/45 (A) (B)	704,270

	Commercial Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.535%, 12/10/44 (A) (B)	1,045,190

	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.831%, 08/15/45 (A) (B)	758,178

	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
1,143,104	2.230%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/39 (A)	1,143,820

	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
1,190,000	2.180%, VAR ICE LIBOR USD 1 Month+2.050%, 01/25/40 (A)	1,190,371

	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
455,000	3.726%, VAR ICE LIBOR USD 1 Month+3.600%, 01/15/34 (A)	430,672

	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
10,595	5.859%, 09/15/40 (B)	10,550

6  |

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 21.5% (continued)

	CSMC OA, Series 2014-USA, Class C
$895,000	4.336%, 09/15/37 (A)	$834,091

	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,409,946

	CSMC Trust, Series 2021-RPL1, Class A2
1,850,000	3.937%, 09/27/60 (A)	1,850,000

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,040,165

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.217%, 06/15/43 (A) (B)	454,384

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.424%, 08/15/46 (A) (B)	2,703,204

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,648,609	6.000%, 09/25/34	1,743,053

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
925,115	6.000%, 10/25/37	999,927

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.451%, 06/15/44 (A) (B)	1,859,159

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,924,204

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
170,355	5.500%, 11/25/35	169,562

	Motel 6 Trust, Series 2017-M6MZ, Class M
3,458,121	7.053%, VAR ICE LIBOR USD 1 Month+6.927%, 08/15/24 (A)	3,320,475

	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class C
215,000	4.283%, 10/15/30 (A) (B)	148,887

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,741,627

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	4.527%, VAR ICE LIBOR USD 1 Month+4.400%, 11/15/27 (A) (C) (D)	1,107,907

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	3.820%, VAR ICE LIBOR USD 1 Month+3.694%, 11/15/27 (A) (C) (D)	605,304

	Starwood Retail Property Trust, Series STAR, Class A
375,160	1.597%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/27 (A)	277,619

	Towd Point Mortgage Trust, Series 2017-5, Class M2
640,000	1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 02/25/57 (A)	647,252

|  7

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 21.5% (continued)

	Towd Point Mortgage Trust, Series 2018-4, Class A2
$1,100,000	3.000%, 06/25/58 (A) (B)	$1,161,636

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A) (B)	538,318

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A) (B)	968,194

	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (A)	2,350,574

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.269%, 12/15/51 (B)	2,025,344

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	4.889%, 05/10/63 (A) (B)	421,299

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.024%, 06/15/49 (B)	2,652,477

	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.183%, 11/15/59 (B)	434,677

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,395,343	5.634%, 03/15/44 (A) (B)	1,597,937

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class B
360,000	4.739%, 06/15/45 (B)	333,665

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,985,000	4.804%, 06/15/45 (A) (B)	1,627,591

	WFRBS Commercial Mortgage Trust, Series C10, Class C
1,625,000	4.362%, 12/15/45 (B)	1,026,369

	WFRBS Commercial Mortgage Trust, Series C7, Class D
1,450,000	4.804%, 06/15/45 (A) (B)	753,602

	WFRBS Commercial Mortgage Trust, Series C4, Class E
1,680,000	5.193%, 06/15/44 (A) (B)	1,018,372

	Total Commercial Mortgage-Backed Obligations (Cost $59,999,253)	52,050,401

Residential Mortgage-Backed Obligations — 18.8%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
378,011	5.500%, 04/25/34	386,611

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,166,200	6.000%, 09/25/34	1,221,435

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
198,137	5.750%, 01/25/35	199,131

8  |

Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 18.8% (continued)

	Alternative Loan Trust, Series 2005-J1, Class 2A1
$141,375	5.500%, 02/25/25	$143,293

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
603,029	5.500%, 10/25/33	605,889

	Banc of America Funding Trust, Series 2005-7, Class 3A1
735,016	5.750%, 11/25/35	798,956

	Banc of America Funding Trust, Series 2007-4, Class 5A1
157,484	5.500%, 11/25/34	157,704

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
263,267	3.151%, 08/25/34 (B)	265,542

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
963,128	2.927%, 08/25/35 (B)	889,702

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
225,050	2.699%, 09/25/34 (A) (B)	232,593

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
878,345	2.520%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	854,872

	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
961,783	4.000%, 01/25/68 (A) (B)	965,616

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A) (B)	1,085,786

	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
1,832,361	2.530%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/31 (A)	1,838,189

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
261,320	5.500%, 08/25/34	271,245

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,736,399	6.160%, 12/25/33	1,797,296

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
455,656	0.480%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	439,279

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,500,000	6.130%, VAR ICE LIBOR USD 1 Month+6.000%, 08/25/50 (A)	1,604,942

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	3.082%, VAR SOFR30A+3.000%, 12/25/50 (A)	2,022,487

	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
1,000,000	5.230%, VAR ICE LIBOR USD 1 Month+5.100%, 06/25/50 (A)	1,046,872

	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
716,060	1.930%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	713,861

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Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 18.8% (continued)

	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
$2,213,700	2.330%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	$2,226,717

	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
1,669,509	2.530%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	1,679,330

	FNMA Connecticut Avenue Securities, Series 2018-C04, Class 2M2
1,198,983	2.680%, VAR ICE LIBOR USD 1 Month+2.550%, 12/25/30	1,207,978

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,920,000	5.376%, 08/10/44 (A) (B)	3,009,216

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
48,313	3.750%, 07/25/35 (B) (C) (D)	47,989

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,020,191	3.219%, 10/25/34 (B)	997,996

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,344,382	2.995%, 08/25/35 (B)	1,213,735

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3,340,489	0.550%, VAR ICE LIBOR USD 1 Month+0.420%, 02/25/46	2,715,192

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,419,711	3.179%, 03/25/35 (B)	1,385,719

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,307,286	2.938%, 03/25/35 (B)	2,263,038

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
566,292	3.653%, 04/25/36 (B)	579,947

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
415,214	5.250%, 11/25/33	427,911

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,731,424	5.500%, 03/25/34	2,802,107

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
394,959	5.500%, 06/25/34	406,187

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
588,081	6.000%, 06/25/34	610,359

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
1,087,783	6.000%, 09/25/34	1,124,897

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A) (B) (C) (D)	722,670

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,253,981	4.252%, 03/25/35 (B)	1,485,160

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Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 18.8% (continued)

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
$4,276,773	0.440%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	$3,147,624

	Total Residential Mortgage-Backed Obligations (Cost $45,797,982)	45,595,073

U.S. Treasury Obligation — 4.9%
12,000,000	United States Treasury Bill , 0.087% (F)	11,996,600

	Total U.S. Treasury Obligation (Cost $11,996,034)	11,996,600

Other Investment — 0.4%

	ECAF I BLOCKER LTD
900	0.000%, 03/15/40 (C) (D)	922,050

	Total Other Investment (Cost $9,000,000)	922,050

Shares
Short-Term Investment — 6.6%

15,879,423	Dreyfus Treasury Prime Cash Management, Institutional Class , 0.010%(E)	15,879,423

	Total Short-Term Investment (Cost $15,879,423)	15,879,423

	Total Investments — 102.9% (Cost $268,397,808)	249,237,218

	Other Assets and Liabilities, net — (2.9)%	(7,059,976)

	Net Assets — 100.0%	$242,177,242

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2021 was $177,445,022, representing 73.3% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2021, was $9,365,532 and represented 3.9% of net assets.

(E)	The rate shown is the 7-day effective yield as of January 31, 2021.
(F)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

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Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$116,834,059	$5,959,612	$122,793,671
Commercial Mortgage-Backed Obligations	—	50,337,190	1,713,211	52,050,401
Residential Mortgage-Backed Obligations	—	44,824,414	770,659	45,595,073
U.S. Treasury Obligation	—	11,996,600	—	11,996,600
Other Investment	—	—	922,050	922,050
Short-Term Investment	15,879,423	—	—	15,879,423

Total Investments in Securities	$15,879,423	$223,992,263	$9,365,532	$249,237,218

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligation	Investments in Other Investments	Total
Balance as of November 1, 2020	$3,264,198	$47,723	$1,639,436	$1,071,000	$6,022,357
Accrued discounts/premiums	4,947	77	8,307	—	13,331
Realized gain/(loss)	4,536	62	—	—	4,598
Change in unrealized appreciation/(depreciation)	233,963	754	65,468	(148,950)	151,235
Purchases	279,617	—	—	—	279,617
Sales	(422,649)	(627)	—	—	(423,276)
Net transfer into Level 3	2,595,000	722,670	—	—	3,317,670
Net transfer out of Level 3	—	—	—	—	—

Ending Balance as of January 31, 2021	5,959,612	770,659	1,713,211	922,050	9,365,532

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Portfolio of Investments — as of January 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligation	Investments in Other Investments	Total
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$316,533	$754	$—	$(148,950)	$233,806

For the period ended January 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Level 2 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used by third party pricing services (Level 2) and the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

For the period ended January 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “-” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

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